Deposits	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Deposits
Note 13: Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice (1)	Payable on a fixed date (2) (3)	2024	2023
Amortized cost deposits by:
Banks (4)	$4,302	$1,945	$1,584	$24,715	$32,546	$29,080
Business and government	70,630	41,740	209,747	252,902	575,019	548,068
Individuals	3,567	34,675	140,742	141,783	320,767	297,886
Total amortized cost deposits	78,499	78,360	352,073	419,400	928,332	875,034
Deposits at FVTPL	–	–	–	54,108	54,108	35,845
Total (5)	$78,499	$78,360	$352,073	$473,508	$982,440	$910,879
Booked in:
Canada	$66,676	$66,417	$148,164	$336,884	$618,141	$564,412
United States	11,753	11,942	201,844	88,527	314,066	301,064
Other countries	70	1	2,065	48,097	50,233	45,403
Total	$78,499	$78,360	$352,073	$473,508	$982,440	$910,879

(1)	Includes $44,617 million of non-interest bearing deposits as at October 31, 2024 ($49,515 million as at October 31, 2023).
(2)
Includes $65,986 million of senior unsecured debt as at October 31, 2024 subject to the Bank Recapitalization
(Bail-In)
regime ($63,925 million as at October 31, 2023). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)	We have unencumbered liquid assets of $396,338 million as at October 31, 2024 to support these and other deposit liabilities ($360,213 million as at October 31, 2023).
(4)	Includes regulated and central banks.
(5)
Included in deposits as at October 31, 2024 and 2023 are $521,160 million and $492,404 million, respectively, of deposits denominated in U.S. dollars, and $54,397 million and $55,705 million, respectively, of deposits denominated in other foreign currencies.

Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
Deposits are measured at amortized cost, except structured notes, money mar ket d
eposits, and metals deposits, which are measured at FVTPL. Deposits payable on demand are comprised primarily of our customers’ chequing accounts, on some of which we pay interest. Our customers need not notify us prior to withdrawing money from their chequing accounts. Deposits payable after notice are comprised primarily of our customers’ savings accounts, on which we pay interest. Deposits payable on a fixed date comprise
:
•
Various investment instruments purchased by our customers to earn interest over a fixed period, such as retail and small business term deposits, wholesale funding and guaranteed investment certificates. Deposits totalling $29,136 million as at October 31, 2024 ($30,852 million as at October 31, 2023) can be redeemed early, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

•	Commercial paper, which totalled $51,500 million as at October 31, 2024 ($52,884 million as at October 31, 2023).
•	Covered bonds, which totalled $26,957 million as at October 31, 2024 ($28,400 million as at October 31, 2023).

The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at October 31, 2024	$285,555	$77,313	$48,086	$410,954
As at October 31, 2023	269,262	73,226	43,106	385,594
The following table presents the maturity schedule for deposits payable on a fixed date and greater than one hundred thousand dollars, that are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at October 31, 2024	$63,442	$33,704	$62,674	$125,735	$285,555
As at October 31, 2023	55,070	38,509	61,370	114,313	269,262
Deposits Designated at FVTPL

Our deposits designated at FVTPL include structured note liabilities, money market and metals deposits. This designation aligns the accounting result with the way the portfolio is managed. We also include the value of embedded options related to certain structured deposits which are carried at amortized cost. The change in fair value of these deposits is recorded in non-interest
revenue, trading revenues (losses), in our Consolidated Statement of Income, with the changes in fair value due to own credit risk recognized in other comprehensive income. The impact of changes in our own credit risk is measured based on movements in our own credit spread year over year.

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Difference between fair value and amount due at contractual maturity	Change in fair value - gains (losses) recorded in the Consolidated Statement of Income (1)	Change in fair value - (losses) due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value - gains due to own credit risk recognized in AOCI (before tax)

As at October 31, 2024	$54,108	$56,300	$(2,192)	$(4,815)	$(841)	$24
As at October 31, 2023	35,845	42,973	(7,128)	1,692	(379)	865

(1)	Change in fair value may be offset by related change in fair value on hedge contracts.